Schedule of investments
Delaware Ivy VIP High Income
March 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Convertible Bonds — 1.30%
New Cotai 5.00% exercise price $0.00, maturity date 2/2/27 =	3,485,632	$ 8,878,580
Spirit Airlines 1.00% exercise price $42.88, maturity date 5/15/26	1,186,000	961,253
Total Convertible Bonds (cost $4,438,524)		9,839,833

Corporate Bonds — 73.90%
Automotive — 1.01%
Ford Motor 4.75% 1/15/43	2,660,000	2,043,465
Ford Motor Credit 7.35% 3/6/30	1,420,000	1,460,470
Goodyear Tire & Rubber 5.25% 7/15/31	4,740,000	4,099,437
		7,603,372
Basic Industry — 2.83%
Chemours 144A 5.75% 11/15/28 #	4,550,000	4,067,357
CP Atlas Buyer 144A 7.00% 12/1/28 #	1,146,000	852,400
First Quantum Minerals 144A 6.875% 10/15/27 #	2,736,000	2,640,108
FMG Resources August 2006
144A 5.875% 4/15/30 #	3,340,000	3,205,696
144A 6.125% 4/15/32 #	1,505,000	1,450,662

Novelis 144A 4.75% 1/30/30 #	6,240,000	5,740,800
Vibrantz Technologies 144A 9.00% 2/15/30 #	4,410,000	3,391,204
		21,348,227
Capital Goods — 3.64%
ARD Finance 144A PIK 6.50% 6/30/27 #, >	1,751,144	1,341,726
Ardagh Metal Packaging Finance USA
144A 3.25% 9/1/28 #	2,031,000	1,750,219
144A 4.00% 9/1/29 #	2,360,000	1,848,954
Bombardier
144A 6.00% 2/15/28 #	2,074,000	2,022,150
144A 7.50% 2/1/29 #	1,300,000	1,329,250
Clydesdale Acquisition Holdings
144A 6.625% 4/15/29 #	755,000	727,367
144A 8.75% 4/15/30 #	2,415,000	2,197,481
Mauser Packaging Solutions Holding
144A 7.875% 8/15/26 #	5,360,000	5,364,851
144A 9.25% 4/15/27 #	1,945,000	1,799,125

Sealed Air 144A 5.00% 4/15/29 #	2,175,000	2,046,550
TransDigm 5.50% 11/15/27	7,030,000	6,636,340
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Capital Goods (continued)

Wesco Aircraft Holdings 144A 8.50% 11/15/24 #	5,955,000	$ 446,625
		27,510,638
Consumer Goods — 1.48%
Cerdia Finanz 144A 10.50% 2/15/27 #	3,160,000	2,906,511
MajorDrive Holdings IV 144A 6.375% 6/1/29 #	6,450,000	4,784,348
Pilgrim's Pride 4.25% 4/15/31	3,775,000	3,333,231
Scotts Miracle-Gro 4.00% 4/1/31	160,000	127,781
		11,151,871
Energy — 13.46%
Ascent Resources Utica Holdings
144A 5.875% 6/30/29 #	4,874,000	4,306,155
144A 7.00% 11/1/26 #	1,898,000	1,836,467
Bellatrix Exploration
8.50% 9/11/23 =	1,022,000	0
12.50% 12/15/23 =	1,113,000	0
Callon Petroleum
144A 7.50% 6/15/30 #	2,445,000	2,300,659
144A 8.00% 8/1/28 #	5,090,000	5,047,244

CNX Midstream Partners 144A 4.75% 4/15/30 #	2,250,000	1,937,925
CNX Resources 144A 6.00% 1/15/29 #	6,420,000	6,010,404
Crestwood Midstream Partners
144A 5.625% 5/1/27 #	1,636,000	1,578,118
144A 6.00% 2/1/29 #	850,000	810,258
144A 7.375% 2/1/31 #	3,455,000	3,458,334

EQM Midstream Partners 144A 4.75% 1/15/31 #	10,319,000	8,579,113
Genesis Energy
7.75% 2/1/28	3,335,000	3,237,547
8.00% 1/15/27	5,255,000	5,201,452
Hilcorp Energy I
144A 6.00% 4/15/30 #	5,220,000	4,820,147
144A 6.00% 2/1/31 #	705,000	651,764
144A 6.25% 4/15/32 #	2,665,000	2,468,163

Mesquite Energy 144A 7.25% 2/15/24 #, ‡	622,000	5,443
Murphy Oil 6.375% 7/15/28	8,268,000	8,154,465
NuStar Logistics
6.00% 6/1/26	4,126,000	4,049,566
6.375% 10/1/30	4,170,000	4,005,744
NQ-IV093 [3/23] 5/23 (2913042)    1

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)
Occidental Petroleum
4.20% 3/15/48	255,000	$ 198,016
4.40% 4/15/46	1,008,000	800,387
4.40% 8/15/49	1,985,000	1,552,796
4.50% 7/15/44	1,030,000	828,280
6.45% 9/15/36	2,225,000	2,341,812
6.60% 3/15/46	1,850,000	1,947,125
6.625% 9/1/30	1,680,000	1,770,863
Southwestern Energy
5.375% 2/1/29	760,000	717,178
5.375% 3/15/30	7,590,000	7,144,619
USA Compression Partners
6.875% 4/1/26	2,710,000	2,636,645
6.875% 9/1/27	5,090,000	4,868,865

Vital Energy 10.125% 1/15/28	2,876,000	2,764,382
Weatherford International 144A 8.625% 4/30/30 #	5,505,000	5,636,900
		101,666,836
Financial Services — 2.83%
AerCap Holdings 5.875% 10/10/79 μ	6,039,000	5,508,474
Air Lease 4.65% 6/15/26 μ, ψ	3,715,000	3,094,460
Castlelake Aviation Finance DAC 144A 5.00% 4/15/27 #	4,590,000	4,074,799
Highlands Holdings Bond Issuer 144A PIK 7.625% 10/15/25 #, >	1,966,919	1,821,334
Medline Borrower 144A 3.875% 4/1/29 #	4,981,000	4,326,796
Midcap Financial Issuer Trust 144A 6.50% 5/1/28 #	3,040,000	2,588,834
		21,414,697
Healthcare — 6.02%
AthenaHealth Group 144A 6.50% 2/15/30 #	2,060,000	1,672,225
Avantor Funding 144A 3.875% 11/1/29 #	4,315,000	3,865,895
Bausch Health 144A 6.125% 2/1/27 #	3,140,000	2,035,411
Cheplapharm Arzneimittel 144A 5.50% 1/15/28 #	4,525,000	4,033,721
CHS
144A 4.75% 2/15/31 #	3,000,000	2,217,900
144A 5.25% 5/15/30 #	1,600,000	1,256,560
Consensus Cloud Solutions
144A 6.00% 10/15/26 #	1,785,000	1,552,348
144A 6.50% 10/15/28 #	1,092,000	906,577
DaVita
144A 3.75% 2/15/31 #	2,425,000	1,915,071
144A 4.625% 6/1/30 #	1,475,000	1,260,387

	Principalamount°	Value (US $)
Corporate Bonds (continued)
Healthcare (continued)

Hadrian Merger Sub 144A 8.50% 5/1/26 #	509,000	$ 418,093
ModivCare Escrow Issuer 144A 5.00% 10/1/29 #	6,047,000	5,140,587
Organon & Co. 144A 5.125% 4/30/31 #	6,670,000	5,926,812
Par Pharmaceutical 144A 7.50% 4/1/27 #, ‡	2,936,000	2,186,892
Tenet Healthcare
4.375% 1/15/30	4,955,000	4,451,572
6.125% 10/1/28	4,590,000	4,403,393

US Renal Care 144A 10.625% 7/15/27 #	8,340,000	2,203,234
		45,446,678
Insurance — 4.00%
Ardonagh Midco 2 144A PIK 11.50% 1/15/27 #, >>	8,039,978	7,356,580
HUB International 144A 5.625% 12/1/29 #	6,605,000	5,762,862
Jones Deslauriers Insurance Management
144A 8.50% 3/15/30 #	5,715,000	5,929,284
144A 10.50% 12/15/30 #	3,385,000	3,413,646
NFP
144A 6.875% 8/15/28 #	6,907,000	5,933,596
144A 7.50% 10/1/30 #	1,865,000	1,803,987
		30,199,955
Leisure — 6.19%
Boyd Gaming
4.75% 12/1/27	4,385,000	4,209,600
144A 4.75% 6/15/31 #	3,900,000	3,545,490

Caesars Entertainment 144A 8.125% 7/1/27 #	4,488,000	4,581,799
Carnival
144A 5.75% 3/1/27 #	5,753,000	4,725,601
144A 6.00% 5/1/29 #	4,896,000	3,897,950
144A 7.625% 3/1/26 #	4,148,000	3,789,115
Royal Caribbean Cruises
144A 5.375% 7/15/27 #	4,404,000	3,927,818
144A 5.50% 8/31/26 #	480,000	449,618
144A 5.50% 4/1/28 #	8,914,000	7,879,976

Scientific Games Holdings 144A 6.625% 3/1/30 #	6,455,000	5,710,312
Scientific Games International 144A 7.25% 11/15/29 #	4,065,000	4,076,545
		46,793,824
Media — 9.19%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #	5,940,000	4,531,180

2    NQ-IV093 [3/23] 5/23 (2913042)

(Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Media (continued)
AMC Networks 4.25% 2/15/29	4,609,000	$ 2,838,660
Arches Buyer 144A 6.125% 12/1/28 #	3,964,000	3,274,759
CCO Holdings
144A 4.50% 8/15/30 #	2,924,000	2,474,099
144A 4.75% 2/1/32 #	3,290,000	2,767,244
144A 6.375% 9/1/29 #	6,850,000	6,547,915

CMG Media 144A 8.875% 12/15/27 #	7,046,000	5,333,752
CSC Holdings
144A 4.625% 12/1/30 #	12,759,000	6,303,584
144A 5.00% 11/15/31 #	2,381,000	1,208,572
144A 5.75% 1/15/30 #	3,167,000	1,670,592

Cumulus Media New Holdings 144A 6.75% 7/1/26 #	4,075,000	3,101,931
Directv Financing 144A 5.875% 8/15/27 #	6,662,000	6,040,169
DISH DBS 144A 5.75% 12/1/28 #	7,165,000	5,360,316
Gray Escrow II 144A 5.375% 11/15/31 #	4,394,000	2,922,603
Gray Television 144A 4.75% 10/15/30 #	5,150,000	3,424,750
Nexstar Media 144A 4.75% 11/1/28 #	4,400,000	3,918,376
Sirius XM Radio 144A 4.125% 7/1/30 #	7,045,000	5,767,248
VTR Comunicaciones 144A 4.375% 4/15/29 #	3,166,000	1,925,313
		69,411,063
Retail — 3.98%
Asbury Automotive Group
4.50% 3/1/28	2,576,930	2,348,537
144A 4.625% 11/15/29 #	85,000	76,191
4.75% 3/1/30	4,450,930	3,988,857
144A 5.00% 2/15/32 #	85,000	74,579

Bath & Body Works 6.875% 11/1/35	4,535,000	4,092,323
Lithia Motors
144A 3.875% 6/1/29 #	1,666,000	1,443,189
144A 4.375% 1/15/31 #	1,271,000	1,096,435

LSF9 Atlantis Holdings 144A 7.75% 2/15/26 #	6,302,000	5,730,886
Michaels
144A 5.25% 5/1/28 #	2,801,000	2,337,350
144A 7.875% 5/1/29 #	2,518,000	1,764,979

Murphy Oil USA 4.75% 9/15/29	985,000	898,517
PetSmart 144A 7.75% 2/15/29 #	6,288,000	6,179,092
		30,030,935
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Services — 4.09%
Adtalem Global Education 144A 5.50% 3/1/28 #	4,951,000	$ 4,702,905
CDW 3.569% 12/1/31	6,715,000	5,781,816
NESCO Holdings II 144A 5.50% 4/15/29 #	4,172,000	3,778,560
Staples
144A 7.50% 4/15/26 #	5,991,000	5,254,706
144A 10.75% 4/15/27 #	2,375,000	1,725,022

United Rentals North America 144A 6.00% 12/15/29 #	2,915,000	2,957,938
White Cap Buyer 144A 6.875% 10/15/28 #	4,435,000	3,851,170
White Cap Parent 144A PIK 8.25% 3/15/26 #, «	3,126,000	2,847,098
		30,899,215
Technology & Electronics — 3.45%
Clarios Global 144A 8.50% 5/15/27 #	3,765,000	3,786,178
CommScope 144A 8.25% 3/1/27 #	1,235,000	1,012,700
CommScope Technologies 144A 6.00% 6/15/25 #	2,909,000	2,742,419
Entegris Escrow
144A 4.75% 4/15/29 #	2,121,000	2,007,129
144A 5.95% 6/15/30 #	5,825,000	5,651,648
NCR
144A 5.00% 10/1/28 #	2,287,000	2,012,560
144A 5.125% 4/15/29 #	4,402,000	3,813,226
144A 5.25% 10/1/30 #	782,000	639,113
144A 6.125% 9/1/29 #	983,000	970,486

Sensata Technologies 144A 4.00% 4/15/29 #	3,805,000	3,441,147
		26,076,606
Telecommunications — 7.41%
Altice France
144A 5.125% 7/15/29 #	2,375,000	1,789,444
144A 5.50% 10/15/29 #	1,292,000	989,098

Altice France Holding 144A 6.00% 2/15/28 #	10,750,000	6,870,325
Connect Finco 144A 6.75% 10/1/26 #	6,220,000	5,852,398
Consolidated Communications
144A 5.00% 10/1/28 #	1,542,000	1,048,997
144A 6.50% 10/1/28 #	7,012,000	5,099,819

Digicel International Finance 144A 8.75% 5/25/24 #	4,031,000	3,628,315

NQ-IV093 [3/23] 5/23 (2913042)    3

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Telecommunications (continued)
Frontier Communications Holdings
144A 5.00% 5/1/28 #	745,000	$ 647,316
144A 5.875% 10/15/27 #	3,836,000	3,490,760
5.875% 11/1/29	1,011,498	772,344
144A 6.00% 1/15/30 #	805,000	613,136
144A 6.75% 5/1/29 #	3,287,000	2,608,136
144A 8.75% 5/15/30 #	1,080,000	1,076,852

Ligado Networks 144A PIK 15.50% 11/1/23 #, >>	8,985,545	2,763,055
Northwest Fiber 144A 4.75% 4/30/27 #	6,187,000	5,291,748
Sable International Finance 144A 5.75% 9/7/27 #	4,009,000	3,738,676
Telesat Canada
144A 5.625% 12/6/26 #	6,406,000	3,311,584
144A 6.50% 10/15/27 #	1,130,000	361,600

Vmed O2 UK Financing I 144A 4.75% 7/15/31 #	4,395,000	3,772,690
VZ Secured Financing 144A 5.00% 1/15/32 #	2,805,000	2,291,334
		56,017,627
Transportation — 1.85%
Air Canada 144A 3.875% 8/15/26 #	8,105,000	7,367,944
American Airlines 144A 5.75% 4/20/29 #	2,801,832	2,690,602
Grupo Aeromexico 144A 8.50% 3/17/27 #	4,490,000	3,954,151
		14,012,697
Utilities — 2.47%
Calpine
144A 4.625% 2/1/29 #	3,295,000	2,849,479
144A 5.00% 2/1/31 #	370,000	313,613
144A 5.125% 3/15/28 #	5,470,000	5,015,499
Vistra
144A 7.00% 12/15/26 #, μ, ψ	8,025,000	7,070,306
144A 8.00% 10/15/26 #, μ, ψ	3,650,000	3,414,286
		18,663,183
Total Corporate Bonds (cost $631,050,329)		558,247,424

Municipal Bonds — 0.46%
GDB Debt Recovery Authority of Puerto Rico (Taxable) 7.50% 8/20/40	4,202,999	3,488,489
Total Municipal Bonds (cost $3,995,124)		3,488,489

	Principalamount°	Value (US $)

Loan Agreements — 11.39%
Advantage Sales & Marketing Tranche B-1 9.288% (LIBOR03M + 4.50%) 10/28/27 •	4,469,069	$ 3,857,365
Air Canada 8.369% (LIBOR03M + 3.50%) 8/11/28 •	1,890,476	1,886,425
Amynta Agency Borrower 9.99% (SOFR03M + 5.00%) 2/28/28 •	7,320,000	7,059,225
Applied Systems 2nd Lien 11.648% (SOFR03M + 5.50%) 9/17/27 •	4,121,112	4,136,566
Ascent Resources Utica Holdings 2nd Lien 13.815% (LIBOR03M + 9.00%) 11/1/25 •	1,233,000	1,309,292
CNT Holdings I 2nd Lien 11.375% (SOFR03M + 6.75%) 11/6/28 •	2,060,000	1,951,850
CP Atlas Buyer Tranche B 8.407% (SOFR01M + 3.75%) 11/23/27 •	4,363,728	3,892,201
Foresight Energy 13.159% (LIBOR03M + 8.00%) 6/30/27 •	1,259,960	1,228,462
Form Technologies Tranche B 9.458% (LIBOR03M + 4.75%) 7/22/25 •	11,852,487	10,845,025
Guardian US Holdco 8.676% (SOFR03M + 3.00%) 1/31/30 •	3,041,000	2,986,834
Heartland Dental 9.807% (SOFR01M + 5.00%) 4/30/25 •	3,895,563	3,720,262
Hexion Holdings 1st Lien 9.454% (SOFR03M + 4.50%) 3/15/29 •	898,213	809,514
Hexion Holdings 2nd Lien 12.297% (SOFR01M + 7.54%) 3/15/30 •	3,665,000	3,069,438
Hunter Douglas Holding Tranche B-1 8.373% (SOFR03M + 3.50%) 2/26/29 •	2,063,482	1,865,903
INDICOR 9.398% (SOFR03M + 3.50%) 11/22/29 •	6,830,000	6,789,020
Jones DesLauriers Insurance Management 1st Lien 9.27% (CDOR03M + 4.25%) 3/27/28 •	2,034,547	1,494,109
Jones DesLauriers Insurance Management 1st Lien 9.27% (CDOR03M + 4.25%) 3/27/28 •	463,402	340,308
MLN US HoldCo 1st Lien 10/18/27 X, •	8,256,075	4,747,243
MLN US HoldCo Tranche B 13.704% (SOFR03M + 9.35%) 10/18/27 •	2,336,000	805,920
Northwest Fiber Tranche B-24/30/27 X, •	753,577	731,912
Pre Paid Legal Services 2nd Lien 11.84% (LIBOR01M + 7.00%) 12/14/29 •	2,245,000	1,964,375

4    NQ-IV093 [3/23] 5/23 (2913042)

(Unaudited)
	Principalamount°	Value (US $)

Loan Agreements (continued)
SPX Flow 9.407% (SOFR01M + 4.50%) 4/5/29 •	4,082,570	$ 3,914,164
Swf Holdings I 8.753% (LIBOR03M + 4.00%) 10/6/28 •	4,219,332	3,581,158
UKG 2nd Lien 10.032% (LIBOR03M + 5.25%) 5/3/27 •	5,615,000	5,418,475
Vantage Specialty Chemicals 1st Lien 9.597% (SOFR01M + 4.75%) 10/26/26 •	7,905,187	7,631,802
Total Loan Agreements (cost $94,005,974)		86,036,848
	Number of shares
Common Stocks — 1.86%
Basic Industry — 0.42%
BIS Industries Holdings =, †	1,604,602	0
Foresight Energy =, †	185,516	3,170,461
Westmoreland Coal =, †	28,632	12,884
		3,183,345
Consumer Discretionary — 0.30%
Studio City International Holdings ADR †	343,125	2,284,046
		2,284,046
Consumer Goods — 0.00%
ASG Warrant =, †	1,200	0
		0
Energy — 0.16%
KCA Deutag International =, †	20,174	1,218,005
Sabine Oil & Gas Holdings =, †	263	326
		1,218,331
Financial Services — 0.42%
New Cotai =, †	3,072,567	3,130,569
		3,130,569
Leisure — 0.51%
Studio City International Holdings †	581,459	3,870,540
		3,870,540
Retail — 0.05%
True Religion Apparel =, †	23	380,482
		380,482
Utilities — 0.00%
Larchmont Resources =, †	1,007	11,722
		11,722
Total Common Stocks (cost $42,072,507)		14,079,035

	Number of shares	Value (US $)

Preferred Stock — 0.02%
True Religion Apparel 6.25% =, ω	24	$ 119,120
Total Preferred Stock (cost $392,060)		119,120

Exchange-Traded Funds — 4.07%
Invesco Senior Loan ETF	424,157	8,822,466
iShares iBoxx High Yield Corporate Bond ETF	290,000	21,909,500
Total Exchange-Traded Funds (cost $33,375,159)		30,731,966

Warrants — 0.01%
California Resources †	7,744	65,824
Total Warrants (cost $673,784)		65,824

Short-Term Investments — 6.40%
Money Market Mutual Funds — 6.40%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	12,085,475	12,085,475
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	12,085,475	12,085,475
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	12,085,475	12,085,475
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	12,085,476	12,085,476
Total Short-Term Investments (cost $48,341,901)		48,341,901

Total Value of Securities—99.41% (cost $858,345,362)		750,950,440
Receivables and Other Assets Net of Liabilities—0.59%		4,479,137
Net Assets Applicable to 260,944,562 Shares Outstanding—100.00%		$755,429,577
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2023, the aggregate value of Rule 144A securities was $445,938,405, which represents 59.03% of the Portfolio's net assets.

NQ-IV093 [3/23] 5/23 (2913042)    5

Schedule of investments
Delaware Ivy VIP High Income   (Unaudited)
>	PIK. 100% of the income received was in the form of cash.
‡	Non-income producing security. Security is currently in default.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2023. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
>>	PIK. 100% of the income received was in the form of principal.
«	PIK. The first payment of cash and/or principal will be made after March 31, 2023.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
X	This loan will settle after March 31, 2023, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
†	Non-income producing security.
ω	Perpetual security with no stated maturity date.

The following foreign currency exchange contracts were outstanding at March 31, 2023
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation
TD	CAD	(1,740,000)	USD	1,300,683	4/21/23	$12,836
The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The foreign currency exchange contracts presented above represent the Portfolio's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Portfolio's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
CDOR03M – 3 Month Canadian Dollar Offered Rate
DAC – Designated Activity Company
ETF – Exchange-Traded Fund
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
Summary of abbreviations: (continued)
PIK – Payment-in-kind
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TD – TD Bank
Summary of currencies:
CAD – Canadian Dollar
USD – US Dollar

6    NQ-IV093 [3/23] 5/23 (2913042)